Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 188	$ 181
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	45	26
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(34)	(28)
Purchases fair value measurement assets	37	41
Disposals fair value measurement assets	(19)	(3)
Reclassification fair value measurement assets	(29)	(29)
Fair value measurement, carrying value, level 3, at end of period	188	188
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	11	(2)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	107	94
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(1)
Fair value adjustments recognized in the consolidated statement of comprehensive income	45	14
Purchases fair value measurement assets	28	5
Disposals fair value measurement assets	(18)	(5)
Reclassification fair value measurement assets	4
Fair value measurement, carrying value, level 3, at end of period	166	107
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	0	(1)
Available-for-sale financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	476	473
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	32	1
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(45)	(24)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(40)	(8)
Purchases fair value measurement assets	113	122
Disposals fair value measurement assets	(52)	(18)
Reclassification fair value measurement assets	(47)	(70)
Fair value measurement, carrying value, level 3, at end of period	437	476
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(13)	(23)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	586	550
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	278	51
Cash receipts and payments fair value measurement assets	(20)	(15)
Fair value measurement, carrying value, level 3, at end of period	844	586
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	278	51
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(889)	(790)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	362
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(193)	(156)
Purchases fair value measurement assets	(238)	(172)
Cash receipts and payments fair value measurement assets	106	229
Fair value measurement, carrying value, level 3, at end of period	(852)	(889)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	169	(156)
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(129)	(315)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		3
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(37)
Cash receipts and payments fair value measurement assets	94	183
Fair value measurement, carrying value, level 3, at end of period	(72)	(129)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ (37)	$ 3